CONDENSED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ 419,439	$ (1,009,526)	$ 1,147,262
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(1,857,342)
Unrealized gain on investments (net), dividends and interest, held in Trust Account	(885,983)	(1,698,895)
Changes in operating assets and liabilities:
Prepaid expenses	(177,350)	72,350	(147,500)
Accounts payable	50,655	(30,126)	18,475
Accrued expenses	361,200	2,560,530	450,081
Accrued expenses—related party	24,839	(448,577)	54,839
Due to related parties		(23,496)	92,503
Net cash used in operating activities	(207,200)	(577,740)	(241,682)
Cash Flows from Investing Activities:
Proceeds received from sales, redemptions of marketable securities held in Trust Account		325,000
Principal deposited in Trust Account	(201,250,000)		(201,250,000)
Net cash provided by (used in) investing activities	(201,250,000)	325,000	(201,250,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross	201,250,000		201,250,000
Proceeds received from private placement	6,025,000		6,025,000
Payment of offering costs	(4,036,300)		(4,211,257)
Repayments of Related Party Debt		(115,000)	(61,720)
Net cash provided by financing activities	203,238,700		203,002,023
Net change in cash and cash equivalents	1,781,500	(252,740)	1,510,341
Cash and cash equivalents—beginning of the period		1,510,341
Cash and cash equivalents—end of the period	1,781,500	1,257,601	1,510,341
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	190,864,210	$ (1,009,520)	191,592,030
Offering costs included in accrued expenses	113,496		28,496
Offering costs included in accounts payable	424,957
Offering costs included in note payable—related party	61,720		396,720
Deferred underwriting commissions in connection with the initial public offering	7,043,750		7,043,750
Deferred legal fees in connection with the initial public offering	150,000		150,000
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000		$ 25,000